Cover - shares	12 Months Ended
	Dec. 31, 2023	May 01, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-42038
Entity Registrant Name	Holdco Nuvo Group D.G Ltd.
Entity Central Index Key	0001990145
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	94 Yigal Alon St.
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6789155
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1309
Ordinary Shares, no par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	NUVO
Security Exchange Name	NASDAQ
Warrants to purchase Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	NUVOW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		13,223,440
Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		33,261,549
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Witherspoon Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	1-800
Local Phone Number	554-9041
Contact Personnel Name	Nuvo Group USA, Inc.